EQUITY - Schedule of Movement of Treasury Shares (Details) R$ / shares in Units, R$ in Thousands	6 Months Ended
Jun. 30, 2026 BRL (R$) R$ / shares shares
Number of shares
Number of shares, beginning balance (in shares) | shares	88,679,000
Disposal of shares resulting from a share consolidation (in shares) | shares	(88,679,000)
Number of shares, ending balance (in shares) | shares	0
Value
Beginning Balance | R$	R$ 1,433
Disposal of shares resulting from a share consolidation | R$	(1,433)
Ending Balance | R$	R$ 0
Average cost (in R$)
Average cost per share, beginning balance (in brazilian real per share) | R$ / shares	R$ 16,160
Disposal of shares resulting from a share consolidation (in brazilian real per share) | R$ / shares	0
Average cost per share, ending balance (in brazilian real per share) | R$ / shares	R$ 0